STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Stock-Based Compensation Expense Recognized

Total compensation expense recognized is as follows:

	2016	2015	2014
	(In thousands)
Restricted stock awards (“RSAs”) and restricted stock units (“RSUs”)	$15,746	$14,395	$14,417
Performance shares and performance units	6,888	1,428	352
Stock options	46	770	1,747
Total	$22,680	$16,593	$16,516

Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods

The components of the total gross unrecognized estimated compensation expense for equity awards and their expected remaining weighted-average periods for expense recognition are as follows:

	Amount (In thousands)	Weighted-Average Period (years)
RSUs and RSAs	$17,603	1.8
Performance shares and performance units(1)	258	0.3
	$17,861

(1)	Excludes performance shares and performance units accounted for as liability awards.

Activity for Stock Option

The following table summarizes stock options activity during 2016 (share data in thousands):

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding at beginning of period	2,896	$12.76
Cancelled/expired/forfeited	(721)	8.65
Outstanding at end of period(1)	2,175	$14.13	1.94 years
(1)	All remaining outstanding options were vested prior to December 31, 2016.

Nonvested RSUs and RSAs and Changes

RSUs and RSAs and changes during 2016 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	6,689	$5.15
Granted	3,876	3.28
Vested	(3,524)	5.78
Cancelled/forfeited	(868)	3.86
Nonvested at end of period	6,173	$3.80

Nonvested Performance Shares and Performance Unit Awards and Changes

Nonvested performance share awards and changes during 2016 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	2,590	$6.71
Granted	1,582	3.22
Cancelled/forfeited	(711)	10.22
Nonvested at end of period	3,461	$4.39